Costs (Tables)	12 Months Ended
Jun. 30, 2024
Costs
Schedule of cost of goods sold and services
	06.30.2024	06.30.2023	06.30.2022
Inventories at the beginning of the year (*)	24,187	26,902	24,038
Purchases and expenses	110,001	115,852	101,170
Currency translation adjustment	(1,062)	56	(1,266)
Transfers	-	(1,605)	-
Disposals	(2,861)	(2,573)	-
Inventories at the end of the year (*)	(21,024)	(24,187)	(26,902)
Total costs	109,241	114,445	97,040

Schedule of inventories
	06.30.2024	06.30.2023
Real estate	19,944	22,957
Others	1,080	1,230
Total inventories at the end of the year (*)	21,024	24,187